Transactions with Affiliates (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Investment Management Service Agreement | Sixth Street
Effects of Reinsurance [Line Items]
Related party transaction amount		$ 0	$ 2	$ 1
Investments Issued | Sixth Street
Effects of Reinsurance [Line Items]
Related party transaction amount				12
Affiliated Entity | Intercompany Liquidity Agreements
Effects of Reinsurance [Line Items]
Outstanding borrowings			0	0
Payment for intercompany liquidity agreement			440
Proceeds for intercompany liquidity agreement			160
Affiliated Entity | Intercompany Liquidity Agreements | Parent Company
Effects of Reinsurance [Line Items]
Maximum borrowing capacity				1,500
Maximum lending capacity per individual				500
Affiliated Entity | Intercompany Liquidity Agreements | Subsidiaries
Effects of Reinsurance [Line Items]
Maximum borrowing capacity				600
Maximum lending capacity per individual				200
Affiliated Entity | Investment Management Service Agreement
Effects of Reinsurance [Line Items]
Accounts payable			1	0
Affiliated Entity | Investments Issued | Sixth Street
Effects of Reinsurance [Line Items]
Related party transaction amount			87
Accounts receivable			118	49
Limited Liability Company | Insurance Administration Services and Support
Effects of Reinsurance [Line Items]
Related party transaction amount	$ 14		$ 52	$ 53